Borrowings-Text (Details) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 Securitization Bonds Payable investment	Mar. 31, 2014 Securitization Bonds Payable	Dec. 31, 2013 Securitization Bonds Payable	Dec. 31, 2012 Securitization Bonds Payable	May 31, 2013 CDO Bonds Payable N-Star II	Mar. 31, 2014 Credit facility	Dec. 31, 2013 Credit facility	Jul. 31, 2012 Subsidiary two Credit facility Loan Facility 1	Mar. 31, 2013 Subsidiary Credit facility Loan Facility 2	Mar. 31, 2014 Minimum Credit facility Loan Facility 1	Dec. 31, 2013 Minimum Credit facility Loan Facility 1	Mar. 31, 2014 Minimum Credit facility Loan Facility 2	Dec. 31, 2013 Minimum Credit facility Loan Facility 2	Jul. 31, 2012 Minimum Subsidiary two Credit facility Loan Facility 1	Mar. 31, 2014 Maximum Credit facility Loan Facility 1	Dec. 31, 2013 Maximum Credit facility Loan Facility 1	Mar. 31, 2014 Maximum Credit facility Loan Facility 2	Dec. 31, 2013 Maximum Credit facility Loan Facility 2	Jul. 31, 2012 Maximum Subsidiary two Credit facility Loan Facility 1	Mar. 31, 2014 First mortgage loans	Dec. 31, 2013 First mortgage loans	Dec. 31, 2012 First mortgage loans
Debt Instrument [Line Items]
Amount of financing transaction collateralized by CRE debt investments						$ 351,400,000
Number of real estate debt investments contributed (investments)						5
Aggregate principal amount of real estate debt investment contributed						152,200,000
Equity interest retained in real estate debt investments contributed						54,100,000
Amount borrowed as per borrowing agreement						227,500,000
Portion of debt financing the CRE debt investments						98,100,000
Advance rates (as a percent)						65.00%
Interest rate added to variable rate (as a percent)						1.63%	1.62%	1.62%	1.62%						3.95%	3.95%	2.50%	2.50%		5.95%	5.95%	5.00%	5.00%
Repayments of credit facilities	8,008,000	13,643,000	138,798,000	137,946,000	1,307,000	95,100,000
Amount of debt previously repurchased										70,900,000
Purchase price of bonds redeemed										36,000,000
Proceeds from redemption of the repurchased bonds										70,000,000
Realized gain on deconsolidation of CDO										7,000,000
Principal Amount	1,202,908,000		1,085,280,000	2,371,464,000																					101,600,000	109,100,000	1,578,872,000
Maximum borrowing capacity													40,000,000	200,000,000.0
Aggregate amount of unrestricted cash required to provide credit support for the borrowings														20,000,000.0					3,750,000					7,500,000
Amount outstanding under its loan facilities											62,000,000	70,000,000
Available borrowing under its loan facilities											$ 178,000,000	$ 170,000,000